 Emerging Asian Markets Equity Portfolio
---------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS  December 31, 1995

ISSUER/INDUSTRY                                 SHARES       VALUE
---------------------------------------------------------------------------

INDONESIA - 12.5%
Kalbe Farma
  Pharmaceuticals..........................     49,500   $  167,778
PT Hanjaya Mandala Sampoerna
  Consumer.................................      5,000       52,045
PT Hero Mini Supermarke
  Consumer.................................     46,500       99,650
PT Indocement Tugnnal Parka
  Building Materials.......................     15,000       50,350
PT Jaya Real Property
  Real Estate..............................     16,000       43,035
PT Semen Gresik
  Building Materials.......................     16,000       44,784
PT Telecomunikasion
  Telecommunications.......................    220,000      288,651
                                                         ----------
                                                            746,293
                                                         ----------
MALAYSIA - 45.5%
Arab-Malaysian Merchant Bank
  Finance...................................    22,000      251,211
Commerce Asset Held Berhad
  Banking...................................     8,000       40,320
DCB Holdings Berhad
  Banking...................................    29,000       84,498
Edaran Otomobile Nasional BH
  Motor Vehicles & Equipment................     9,000       67,685
Faber Group Berhad*
   Hotels, Tourist Courts & Motels..........    40,000       34,177
Genting Berhad
   Amusement & Recreation...................    18,000      150,254
Hong Leong Bank
   Banking..................................    38,000      104,737
Hong Leong Bank-Warrants
   Banking..................................     5,700        1,436
IOI Properties Berhad
   Real Estate..............................    88,000      220,025
Kedah Cement Berhad
   Building Materials.......................    57,000       97,854
Kuala Lumpar Kepong Berhad
   Plantation...............................     4,000       12,679
Malayan Banking Berhad
   Banking..................................    24,000      202,229
Malaysian Airline System BH
   Air Transportation.......................    10,000       32,484
Malaysian Intern Shipping
   Water Transport of Freight...............    40,000      104,737
MBF Capital Berhad
   Finance..................................    50,000       50,597
Multi-Purpose Holdings
   Miscellaneous............................    70,000      102,532
Public Bank-BHD
   Banking..................................    42,000       80,372
Public Finance Berhad
   Finance..................................    36,000       77,962
Resorts World Berhad
   Amusement & Recreation...................    31,000      166,004
Selangor Properties Berhad
   Real Estate..............................    71,000       67,933
Sime Darby Berhad
   Miscellaneous............................    17,000       45,183
Systems Telekom Malaysia
   Telecommunications.......................    36,000      280,663
Technology Resources*
   Telecommunications.......................    28,000       82,687
Tenaga Nasional Berhad
   Public Utilities.........................    67,000      263,810
UMW Holdings Berhad
   Motor Vehicles & Equipment...............    15,000       40,162
United Engineers
   Infrastructure...........................     8,000       51,030
                                                         ----------
                                                          2,713,261
                                                         ----------
PHILIPPINES - 8.4%
C&P Homes
   Real Estate..............................   170,000   $  124,762
Petron Corp.
   Utilities................................    90,000       46,321
Philippine Long Distance TE
   Telecommunications.......................     1,300       70,625
Philippine National Bank
   Banking..................................     4,200       46,435
San Miguel Corp. Class B
   Miscellaneous............................     8,000       27,297
SM Prime Holdings
   Real Estate..............................   640,000      182,997
                                                         ----------
                                                            498,437
                                                         ----------
THAILAND - 29.9%
Advanced Info Services
   Telecommunications.......................    11,100      194,768
Bangkok Bank Co. Ltd.
   Banking..................................    26,200      318,269
Dhana Siam Finance
   Finance..................................    37,100      212,083
Finance One Co. LTD
   Finance..................................    15,300      106,292
Krung Thai Bank LTD
   Banking..................................    39,500      163,081
Land & House PLC
   Real Estate..............................     6,500      106,828
Phatra Thanakit Co.
   Finance..................................    16,000    $ 137,197
PTT Expl. & Production Public
   Natural Gas..............................     5,400       56,595
Siam Cement Co.
   Building Materials.......................     2,000      110,838
Siam Commercial Bank
   Banking..................................     8,600      113,347
Thai Telephone & Telecomm
   Telecommunications.......................     6,800       36,983
Thai Farmers Bank
   Banking..................................    22,700      228,891
                                                         ----------
                                                          1,785,172
                                                         ----------
TOTAL COMMON STOCKS
   (Identified Cost, $5,457,018)............              5,743,163
                                                         ----------
SHORT-TERM OBLIGATIONS -- 3.6%

Saloman Repurchase Agreement, 5.375% due
    1/2/96 proceeds at maturity $217,646
   (secured by $202,672 US Treasury Bill
    5.15% due 6/13/96 and $19,771 US
   Treasury Bill 5.15% due 6/6/96...........                217,518
                                                         ----------
TOTAL INVESTMENTS
   (Identified Cost, $5,674,536)              99.9%       5,960,681
OTHER ASSETS,
   LESS LIABILITIES.........................   0.1            2,792
                                             -----       ----------
NET ASSETS....................               100.0%     $ 5,963,473
                                             =====      ===========

*Non-income producing

See notes to financial statements

 Emerging Asian Markets Equity Portfolio
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 STATEMENT OF ASSETS AND LIABILITIES  December 31, 1995

ASSETS:
Investments at value (Note 1A) (Identified Cost, $5,674,536)...   $5,960,681
Foreign currency, at value (Cost, $1,922)......................        1,927
Dividends and interest receivable..............................        2,301
                                                                  ----------
    Total assets...............................................    5,964,909
                                                                  ----------
LIABILITIES:
Payable for investments purchased..............................        1,436
                                                                  ----------
NET ASSETS ....................................................   $5,963,473
                                                                  ==========
REPRESENTED BY:
Paid-in capital for beneficial interests.......................   $5,963,473
                                                                  ==========
See notes to financial statements

 Emerging Asian Markets Equity Portfolio
----------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Period August 23, 1995 (Commencement of Operations) to December 31, 1995


INVESTMENT INCOME:
Interest........................................    $  14,841
Dividends (net of foreign withholding tax
  of $1,573)....................................        4,143
                                                    ---------
  Total investment income.......................                     $ 18,984
EXPENSES:
Investment advisory fees (Note 2)...............       12,307
Administrative fees (Note 3)....................          615
                                                    ---------
  Total expenses................................       12,922
Less aggregate amount waived by Investment
  Adviser and Administrator (Notes 2 and 3).....      (12,922)
                                                    ---------
Net Expenses....................................                           --
                                                                     --------
  Net investment income.........................                       18,984
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) from investment
  transactions................................            --
Net realized gain (loss) on foreign exchange
  transactions................................         (6,799)
                                                    ---------
  Net realized gain (loss)....................                         (6,799)
                                                                     --------
Unrealized appreciation (depreciation)
  of investments--
   Beginning of period........................             --
   End of period..............................        286,145         286,145
                                                    ---------
Translation of other assets and liabilitie
   denominated in foreign currencies--net.....                             (5)
                                                                     --------
   Net change in unrealized appreciation
    (depreciation)............................                        286,140
                                                                     --------
   Net realized and unrealized gain on
    investments...............................                        279,341
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..................................                       $298,325
                                                                     ========

See notes to financial statements

 Emerging Asian Markets Equity Portfolio
----------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                              AUGUST 23, 1995
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             DECEMBER 31, 1995
                                                             ----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.....................................       $ 18,984
Net realized gain (loss) on investments and foreign
 exchange transactions....................................         (6,799)
Net change in unrealized appreciation (depreciation)
 of investments...........................................        286,140
                                                               ----------
    Net increase in net assets resulting from operations..        298,325
                                                               ----------

CAPITAL TRANSACTIONS:
Proceeds from contributions...............................      5,779,224
Value of withdrawals......................................       (114,076)
                                                               ----------
    Net increase (decrease) in net assets from capital
      transactions........................................      5,665,148
                                                               ----------
Net Increase in Net Assets: ..............................      5,963,473
Net Assets:
Beginning of period.......................................             --
                                                               ----------
End of period.............................................     $5,963,473
                                                               ==========
See notes to financial statements

 Emerging Asian Markets Equity Portfolio
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 FINANCIAL HIGHLIGHTS

                                                              AUGUST 23, 1995
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             DECEMBER 31, 1995
                                                            ----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)................          $5,963
Ratio of expenses to average net assets..................               0%
Ratio of net investment income to average net assets.....            1.53%*
Portfolio turnover.......................................               0%

   Note: If Agents of the Portfolio had no voluntarily waived all of their fees for the periods indicated, the ratio would have been as follows:
   Ratios:
   Expenses to average net assets........................            1.05%*
   Net investment income to average net assets...........            0.48%

*Annualized

See notes to financial statements

 Emerging Asian Markets Equity Portfolio
-----------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Emerging Asian Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Fund's Administrator.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) in the portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations and techniques are believed to reflect more accurately the fair value of such securities. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and foreign taxes withheld recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

F. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $12,307, all of which was voluntarily waived, for the period August 23, 1995 to December 31, 1995. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Portfolio accrued fees aggregating $615 for these services for the period August 23, 1995 to December 31, 1995, all of which was voluntarily waived. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
For the period ended December 31, 1995, purchases and sales of investment securities, other than short-term investments, aggre-gated 5,457,018 and -0-, respectively.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/(depreciation) in value of the investment securities owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost......................     $5,674,536
                                         ==========
Gross unrealized appreciation.......     $  376,734
Gross unrealized depreciation.......        (90,589)
                                         ----------
Net unrealized appreciation.........     $  286,145
                                         ==========

(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio would on an annual basis exceed an agreed upon rate, currently 1.20% of average daily net assets.

(7) FINANCIAL INSTRUMENTS
The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at December 31, 1995.

(8) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Landmark Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period August 23, 1995 to December 31, 1995, there was no commitment fee allocated to the Portfolio. Since the line of credit was established, there have been no borrowings.

 Emerging Asian Markets Equity Portfolio
----------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF THE PREMIUM PORTFOLIOS (THE TRUST) AND THE SHAREHOLDERS OF EMERGING ASIAN MARKETS EQUITY PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Asian Markets Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1995 and the related statements of operations and of changes in net assets and the financial highlights for the period August 23, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned as at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1995, the results of its operations and the changes in its net assets and the financial highlights for the period August 23, 1995 (commencement of operations) to December 31, 1995 in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 7, 1996